Revenues	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
The following table provides disaggregated information for revenues:

In millions	Year ended December 31,	2020	2019	2018
Freight revenues
Petroleum and chemicals		$2,631	$3,052	$2,660
Metals and minerals		1,409	1,643	1,689
Forest products		1,700	1,808	1,886
Coal		527	658	661
Grain and fertilizers		2,609	2,392	2,357
Intermodal		3,751	3,787	3,465
Automotive		591	858	830
Total freight revenues		13,218	14,198	13,548
Other revenues		601	719	773
Total revenues (1) (2)		$13,819	$14,917	$14,321
(1)As at December 31, 2020, the Company had remaining performance obligations related to freight in-transit, for which revenues of $101 million (2019 - $91 million) are expected to be recognized in the next period.
(2)See Note 23 - Segmented information for the disaggregation of revenues by geographic area.
Contract liabilities
The following table provides a reconciliation of the beginning and ending balances of contract liabilities for the years ended December 31, 2020, and 2019:

In millions	2020	2019
Beginning of year	$211	$3
Revenue recognized included in the beginning balance	(16)	(3)
Increase due to consideration received, net of revenue recognized	5	211
End of year	$200	$211
Current portion - End of year	$115	$50